SCHEDULE OF LEASE COST RECOGNIZED IN CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating leases cost excluding short-term rental expense	$ 772,687	$ 712,280	$ 545,166
Short-term lease cost	345,877	498,296	966,084
Total	$ 1,118,564	$ 1,210,576	$ 1,511,250